SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating cash flows used for operating leases	$ 381	$ 328
Operating cash flows for finance leases	262	303
Financing cash flows for finance leases	$ 17	$ 50